T. ROWE PRICE QM GLOBAL EQUITY FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 1.5%
Common Stocks 1.5%
Aristocrat Leisure	1,110	24
Australia & New Zealand Banking Group	1,800	22
CSL	329	68
Macquarie Group	964	84
Rio Tinto	1,709	117
Total Australia (Cost $226)		315

AUSTRIA 0.1%
Common Stocks 0.1%
OMV (1)	656	18
Total Austria (Cost $21)		18

BRAZIL 0.4%
Common Stocks 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo	2,670	22
Equatorial Energia	9,000	34
Sul America	2,500	18
Total Brazil (Cost $73)		74

CANADA 3.5%
Common Stocks 3.5%
Alimentation Couche-Tard, Class B	1,800	63
Brookfield Asset Management, Class A	1,600	53
Canadian Pacific Railway	168	51
CGI (1)	853	58
Cogeco Communications	502	41
Constellation Software	71	79
Franco-Nevada (USD)	440	61
Intact Financial	300	32
Loblaw	700	36
Magna International	1,113	51

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
National Bank of Canada	900	45
Royal Bank of Canada	700	49
TC Energy	1,544	65
WSP Global	866	57
Total Canada (Cost $665)		741

CHINA 5.3%
Common Stocks 4.7%
A-Living Services, H Shares (HKD)	6,000	31
Alibaba Group Holding, ADR (USD) (1)	910	267
Anhui Conch Cement, H Shares (HKD)	5,500	38
China Lesso Group Holdings (HKD)	11,000	20
China Medical System Holdings (HKD)	15,000	17
China Merchants Bank, H Shares (HKD)	7,500	36
China Resources Gas Group (HKD)	12,000	54
Guangdong Investment (HKD)	14,000	22
Haier Electronics Group (HKD)	8,000	29
Ping An Insurance Group, H Shares (HKD)	7,500	78
Shandong Weigao Group Medical Polymer, H Shares (HKD)	36,000	72
Tencent Holdings (HKD)	4,100	277
Vipshop Holdings, ADR (USD) (1)	1,500	23
Zhongsheng Group Holdings (HKD)	5,500	35
		999
Common Stocks - China A Shares 0.6%
Gree Electric Appliances of Zhuhai, A Shares (CNH)	7,900	62
Huayu Automotive Systems, A Shares (CNH)	10,900	40
Muyuan Foodstuff, A Shares (CNH)	2,340	26
		128
Total China (Cost $776)		1,127

DENMARK 0.1%
Common Stocks 0.1%
Genmab (1)	62	22
Total Denmark (Cost $20)		22

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
FINLAND 0.7%
Common Stocks 0.7%
Elisa	450	26
Neste	1,855	98
UPM-Kymmene	789	24
Total Finland (Cost $106)		148
FRANCE 2.6%
Common Stocks 2.6%
Airbus (1)	305	22
AXA	1,342	25
BNP Paribas (1)	487	18
Cie Generale des Etablissements Michelin	356	38
Eurofins Scientific (1)	37	29
Faurecia (1)	566	24
LVMH Moet Hennessy Louis Vuitton	219	103
Safran (1)	434	43
Schneider Electric	694	86
Sodexo	122	9
Teleperformance	121	37
TOTAL (2)	2,047	70
Vinci	613	51
Total France (Cost $544)		555
GERMANY 2.0%
Common Stocks 1.8%
adidas (1)	194	63
Allianz	287	55
Deutsche Wohnen	1,218	61
Hannover Rueck	426	66
Muenchener Rueckversicherungs-Gesellschaft	135	34
Nemetschek	224	17
RWE	695	26

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Siemens	310	39
Siemens Energy (1)	155	4
Symrise	152	21
		386
Preferred Stocks 0.2%
Volkswagen (3)	234	38
		38
Total Germany (Cost $375)		424
HONG KONG 1.0%
Common Stocks 1.0%
AIA Group	8,400	84
HKT Trust & HKT	32,000	42
Techtronic Industries	7,000	93
Total Hong Kong (Cost $134)		219
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank (1)	1,005	30
Total Hungary (Cost $44)		30
INDIA 0.6%
Common Stocks 0.6%
HDFC Bank, ADR (USD) (1)	676	34
Kotak Mahindra Bank (1)	1,589	27
Petronet LNG	7,362	22
Reliance Industries	1,205	37
Total India (Cost $109)		120
INDONESIA 0.2%
Common Stocks 0.2%
Bank Rakyat Indonesia Persero	172,500	35
Total Indonesia (Cost $32)		35

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
IRELAND 0.2%
Common Stocks 0.2%
ICON (USD) (1)	216	41
Total Ireland (Cost $16)		41
ISRAEL 0.2%
Common Stocks 0.2%
Mizrahi Tefahot Bank	2,258	40
Total Israel (Cost $58)		40
ITALY 0.7%
Common Stocks 0.7%
Enel	8,823	77
Snam	3,911	20
Terna Rete Elettrica Nazionale	6,308	44
Total Italy (Cost $116)		141
JAPAN 6.7%
Common Stocks 6.7%
Asahi Group Holdings	1,200	42
Astellas Pharma	2,300	34
Bandai Namco Holdings	1,400	103
Daikin Industries	200	37
Fujitsu	600	82
Hikari Tsushin	100	24
Hitachi	1,200	41
Hoya	900	102
ITOCHU	4,500	115
Kao	600	45
MINEBEA MITSUMI	3,000	57
Nabtesco	1,200	44
Nexon	1,900	47

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Nippon Telegraph & Telephone	4,400	90
NOF	900	35
Nomura Research Institute	1,000	29
Shionogi	500	27
SoftBank Group	700	43
Sompo Holdings	700	24
Sony	1,800	138
Suzuki Motor	900	39
Taisei	600	20
TIS	2,400	51
Tokio Marine Holdings	700	31
Tokyo Century (2)	900	49
Tokyo Electron	200	52
Total Japan (Cost $1,131)		1,401

NETHERLANDS 1.5%
Common Stocks 1.5%
Koninklijke Ahold Delhaize	2,215	65
Koninklijke DSM	656	108
Koninklijke Philips (1)	1,124	53
Wolters Kluwer	1,064	91
Total Netherlands (Cost $190)		317
NEW ZEALAND 0.4%
Common Stocks 0.4%
Spark New Zealand	26,903	84
Total New Zealand (Cost $72)		84

NORWAY 0.7%
Common Stocks 0.7%
Aker BP	1,596	25
DNB (1)	2,741	38
Equinor	3,002	43
Mowi	1,816	32

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Total Norway (Cost $184)		138
PERU 0.1%
Common Stocks 0.1%
Credicorp (USD) (2)	228	28
Total Peru (Cost $38)		28
PHILIPPINES 0.2%
Common Stocks 0.2%
Jollibee Foods	8,150	24
SM Investments	1,530	28
Total Philippines (Cost $46)		52
RUSSIA 0.2%
Common Stocks 0.2%
Sberbank of Russia, ADR (USD)	2,984	35
Total Russia (Cost $29)		35
SINGAPORE 0.2%
Common Stocks 0.2%
Mapletree Logistics Trust	13,700	21
United Overseas Bank	1,700	24
Total Singapore (Cost $45)		45
SOUTH KOREA 0.9%
Common Stocks 0.9%
LG Household & Health Care	23	29
Samsung Electronics	3,387	168
Total South Korea (Cost $116)		197

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
SPAIN 0.4%
Common Stocks 0.4%
Amadeus IT Group, A Shares	362	20
Iberdrola	4,597	57
Total Spain (Cost $68)		77
SWEDEN 1.8%
Common Stocks 1.8%
Atlas Copco, B Shares	848	35
Boliden	1,580	47
Castellum	2,009	46
Essity, B Shares (1)	947	32
Investor, B Shares	1,017	66
Kindred Group, SDR	2,968	21
L E Lundbergforetagen, B Shares (1)	417	21
Lundin Energy	1,650	33
Swedbank, A Shares (1)	2,581	40
Swedish Match	535	44
Total Sweden (Cost $373)		385
SWITZERLAND 2.8%
Common Stocks 2.8%
Lonza Group	143	88
Nestle	1,395	166
Novartis	1,027	89
Roche Holding	367	126
Sika	257	63
Swiss Life Holding	141	54
Total Switzerland (Cost $407)		586
TAIWAN 2.5%
Common Stocks 2.5%
Accton Technology	3,000	23

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Chailease Holding	16,827	77
E.Sun Financial Holding	88,366	79
President Chain Store	3,000	27
Taiwan Semiconductor Manufacturing	17,000	256
Uni-President Enterprises	26,000	56
Total Taiwan (Cost $330)		518
THAILAND 0.0%
Common Stocks 0.0%
Electricity Generating	1,700	10
Total Thailand (Cost $20)		10
UNITED KINGDOM 3.1%
Common Stocks 3.1%
Ashtead Group	2,345	84
British American Tobacco	1,070	38
Bunzl	882	28
Compass Group	1,104	17
Croda International	535	43
Diageo	1,246	43
Experian	1,931	73
Ferguson	263	26
London Stock Exchange Group	260	30
RELX	1,911	43
Royal Dutch Shell, B Shares	4,220	51
Segro	5,259	63
Unilever	1,696	105
Total United Kingdom (Cost $596)		644
UNITED STATES 58.4%
Common Stocks 58.4%
3M	281	45
Abbott Laboratories	1,110	121
AbbVie	785	69
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Accenture, Class A	377	85
Activision Blizzard	314	25
Adobe (1)	319	156
Advanced Micro Devices (1)	470	38
Air Products & Chemicals	210	63
Allstate	437	41
Alnylam Pharmaceuticals (1)	160	23
Alphabet, Class A (1)	270	396
Altria Group	822	32
Amazon. com (1)	201	633
Ameren	1,127	89
American Electric Power	490	40
American Express	299	30
American Tower, REIT	210	51
American Water Works	340	49
Amgen	372	95
Anthem	270	72
Aon, Class A	250	52
Apple	7,958	922
Applied Materials	606	36
Arch Capital Group (1)	1,200	35
AutoZone (1)	49	58
Bank of America	5,457	131
Baxter International	766	62
Becton Dickinson & Company	113	26
Biogen (1)	90	25
BlackRock	96	54
Boeing	189	31
Booking Holdings (1)	18	31
Booz Allen Hamilton Holding	610	51
Broadcom	206	75
Cable One	19	36
Carrier Global	1,313	40
Cboe Global Markets	231	20
Celanese	563	60
Charter Communications, Class A (1)	80	50

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Chevron	710	51
Chubb	347	40
Church & Dwight	870	81
Cintas	110	37
Cisco Systems	1,981	78
Citigroup	790	34
Clorox	200	42
Comcast, Class A	1,094	51
ConocoPhillips	1,210	40
Cooper	33	11
Crown Castle International, REIT	265	44
Crown Holdings (1)	539	41
Danaher	545	117
DaVita (1)	389	33
Discover Financial Services	321	18
Dollar General	600	126
Duke Energy	300	27
eBay	480	25
Elanco Animal Health (1)	1,000	28
Electronic Arts (1)	211	27
Eli Lilly	200	30
Equifax	187	29
Equinix, REIT	37	28
Equity LifeStyle Properties, REIT	880	54
Estee Lauder, Class A	293	64
Exact Sciences (1)	290	30
Facebook, Class A (1)	1,129	296
Fidelity National Information Services	728	107
Fiserv (1)	826	85
FleetCor Technologies (1)	150	36
Fortune Brands Home & Security	440	38
Global Payments	335	59
Globe Life	468	37
Hologic (1)	798	53
Home Depot	597	166
Honeywell International	534	88

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
ICU Medical (1)	70	13
IHS Markit	800	63
Illinois Tool Works	258	50
Incyte (1)	153	14
Intercontinental Exchange	737	74
Intuit	196	64
Intuitive Surgical (1)	101	72
IQVIA Holdings (1)	270	43
Johnson & Johnson	1,160	173
JPMorgan Chase	2,064	199
Keurig Dr Pepper	660	18
Kimberly-Clark	429	63
L3Harris Technologies	74	13
Lam Research	238	79
Leidos Holdings	230	20
Lennar, Class A	620	51
Linde (EUR)	401	95
LKQ (1)	837	23
Lockheed Martin	140	54
Lowe's	350	58
MarketAxess Holdings	158	76
Marriott International, Class A	509	47
Marsh & McLennan	537	62
Mastercard, Class A	588	199
McDonald's	420	92
Merck	1,551	129
Micron Technology (1)	300	14
Microsoft	3,564	750
Mondelez International, Class A	1,196	69
MSCI	250	89
NextEra Energy	480	133
Northrop Grumman	180	57
NVIDIA	290	157
NVR (1)	11	45
NXP Semiconductors	250	31
Old Dominion Freight Line	230	42
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Otis Worldwide	616	38
Packaging Corp. of America	738	80
PayPal Holdings (1)	600	118
PepsiCo	794	110
Pfizer	3,123	115
PNC Financial Services Group	110	12
Procter & Gamble	1,281	178
Progressive	680	64
Prologis, REIT	810	81
Quidel (1)	90	20
Republic Services	853	80
ResMed	406	70
Roper Technologies	170	67
Ross Stores	751	70
S&P Global	382	138
SBA Communications, REIT	280	89
Seattle Genetics (1)	240	47
Sherwin-Williams	60	42
Sun Communities, REIT	240	34
Synopsys (1)	401	86
T-Mobile US (1)	430	49
Target	320	50
Teledyne Technologies (1)	100	31
Texas Instruments	731	104
Thermo Fisher Scientific	270	119
Tyson Foods, Class A	268	16
Union Pacific	769	151
UnitedHealth Group	510	159
Valero Energy	292	13
VeriSign (1)	180	37
Verizon Communications	1,709	102
Vertex Pharmaceuticals (1)	199	54
Visa, Class A	1,060	212
VMware, Class A (1)	208	30
Walmart	786	110
Walt Disney	718	89

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Zoetis	613	101
Total United States (Cost $7,281)		12,296
SHORT-TERM INVESTMENTS 0.5%
MONEY MARKET FUNDS 0.5%
T. Rowe Price Government Reserve Fund, 0.09% (4)(5)	103,414	103
Total Short-Term Investments (Cost $103)		103
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.5%
Short-Term Funds 0.5%
T. Rowe Price Short-Term Fund, 0.13% (4)(5)	10,457	105
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		105
Total Securities Lending Collateral (Cost $105)		105
Total Investments in Securities 100.1%
(Cost $14,449)		$21,071
Other Assets Less Liabilities (0.1)%		(24)
Net Assets 100.0%		$21,047

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(4)	Seven-day yield
(5)	Affiliated Companies

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

ADR	American Depositary Receipts
CNH	Offshore China Renminbi
EUR	Euro
HKD	Hong Kong Dollar
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR	Swedish Depositary Receipts
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$1
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$1+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$288		¤	¤	$103
T. Rowe Price Short-Term
Fund	418		¤	¤	105
Total					$208^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $208.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM GLOBAL EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price QM Global Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE QM GLOBAL EQUITY FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE QM GLOBAL EQUITY FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$12,655	$ 8,170	$ —	$ 20,825
Preferred Stocks	—	38	—	38
Short-Term Investments	103	—	—	103
Securities Lending Collateral	105	—	—	105
Total	$12,863	$ 8,208	$ —	$ 21,071